UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 12.6%
CBS Corp., Class B	66,300	$1,116,492
Ford Motor Co.*	35,900	572,246
General Motors Co.*	16,300	557,460
Lear Corp.*	32,775	2,876,662
Macy’s, Inc.	64,300	1,651,224
Newell Rubbermaid, Inc.	53,500	897,195
News Corp., Inc., Class A	40,400	551,056
Phillips-Van Heusen Corp.	38,500	2,611,840
Viacom, Inc., Class B	52,155	1,973,024
Wyndham Worldwide Corp.	78,600	2,259,750
Total Consumer Discretionary		15,066,949
Consumer Staples - 6.3%
Coca-Cola Co., The	26,300	1,661,371
Constellation Brands, Inc.*	77,100	1,589,031
Costco Wholesale Corp.	20,800	1,406,288
Hansen Natural Corp.*	12,600	670,572
Reynolds American, Inc.	25,900	801,346
Walgreen Co.	38,100	1,327,785
Total Consumer Staples		7,456,393
Energy - 10.8%
Chevron Corp.	43,500	3,522,195
Devon Energy Corp.	14,200	1,002,094
Hess Corp.	37,000	2,591,850
National-Oilwell Varco, Inc.	22,000	1,348,380
Newfield Exploration Co.*	32,000	2,138,560
Whiting Petroleum Corp.*	20,885	2,298,394
Total Energy		12,901,473
Financials - 24.8%
ACE, Ltd.	14,700	860,244
Aflac, Inc.	26,100	1,344,150
Ameriprise Financial, Inc.	31,750	1,645,920
Bank of America Corp.	207,100	2,267,745
CB Richard Ellis Group, Inc.*	65,300	1,253,107
Citigroup, Inc.*	551,900	2,317,980
Discover Financial Services	99,400	1,817,032
Fifth Third Bancorp	111,100	1,327,645
Hartford Financial Services Group, Inc.	34,000	756,840
Invesco, Ltd.	53,000	1,152,220
JPMorgan Chase & Co.	65,700	2,455,866
KeyCorp	229,700	1,729,641
PNC Financial Services Group, Inc., The	34,300	1,847,055
Prudential Financial, Inc.	16,325	827,351
Simon Property Group, Inc.	17,750	1,748,375
SunTrust Banks, Inc.	26,900	628,384
Vornado Realty Trust	20,700	1,688,706
Wells Fargo & Co.	109,400	2,976,774
XL Group PLC	50,000	983,000
Total Financials		29,628,035

Systematic Value Fund

November 30, 2010

Schedule of Portfolio Investments (unaudited)—(Continued) Security Description	Shares		Value
Health Care - 10.3%
AmerisourceBergen Corp.	71,600		$2,208,860
Amgen, Inc.*	34,500		1,817,805
AstraZeneca PLC	11,000		516,230
Baxter International, Inc.	23,300		1,131,215
Biogen Idec, Inc.*	9,500		607,715
Gilead Sciences, Inc.*	21,700		792,050
Humana, Inc.*	11,700		655,668
Medco Health Solutions, Inc.*	10,900		668,388
Novartis AG, Sponsored ADR	21,100	[2]	1,126,951
Pfizer, Inc.	46,200		752,598
UnitedHealth Group, Inc.	56,100		2,048,772
Total Health Care			12,326,252
Industrials - 9.7%
AGCO Corp.*	24,400		1,101,416
Canadian Pacific Railway, Ltd.	24,200		1,548,558
Caterpillar, Inc.	23,600		1,996,560
Cummins, Inc.	8,400		815,808
Eaton Corp.	8,200		790,480
General Electric Co.	161,500		2,556,545
Hertz Global Holdings, Inc.*	176,900	[2]	2,168,794
McDermott International, Inc.*	34,200		626,886
Total Industrials			11,605,047
Information Technology - 9.2%
Accenture PLC, Class A	13,600		589,152
Advanced Micro Devices, Inc.*	92,300		672,867
Atmel Corp.*	188,300		1,956,437
EMC Corp.*	51,700		1,111,033
Intuit, Inc.*	18,800		843,932
Marvell Technology Group, Ltd.*	30,600		590,274
Motorola, Inc.*	237,200		1,816,952
Skyworks Solutions, Inc.*	36,700		934,015
Symantec Corp.*	61,300	[2]	1,029,840
Xerox Corp.	128,600		1,473,756
Total Information Technology			11,018,258
Materials - 7.7%
Agrium, Inc.	20,150		1,616,634
Alcoa, Inc.	31,000		406,720
Ball Corp.	23,325		1,536,651
E.I. du Pont de Nemours & Co.	26,600		1,249,934
Eastman Chemical Co.	12,900		1,003,749
Freeport McMoRan Copper & Gold, Inc., Class B	20,500		2,077,060
Huntsman Corp.	81,125		1,255,004
Total Materials			9,145,752
Telecommunication Services - 4.5%
AT&T, Inc.	42,800		1,189,412
Qwest Communications International, Inc.	309,200		2,164,400
Verizon Communications, Inc.	62,500		2,000,625
Total Telecommunication Services			5,354,437

Systematic Value Fund

November 30, 2010

Schedule of Portfolio Investments (unaudited)—(Continued) Security Description	Shares	Value
Utilities - 3.2%
American Water Works Co., Inc.	45,900	$1,125,009
CMS Energy Corp.	51,400	923,658
NiSource, Inc.	42,600	712,698
Southern Co., The	27,000	1,018,440
Total Utilities		3,779,805
Total Common Stocks (cost $102,471,385)		118,282,401
Short-Term Investments - 2.7% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	195,236	155,455
BNY Mellon Overnight Government Fund, 0.18% [3]	1,791,000	1,791,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	1,324,905	1,324,905
Total Short-Term Investments (cost $3,311,141)		3,271,360
Total Investments - 101.8% (cost $105,782,526)		121,553,761
Other Assets, less Liabilities - (1.8)%		(2,146,681)
Net Assets - 100.0%		$119,407,080

Systematic Mid Cap Value Fund

November 30, 2010

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 99.1%
Consumer Discretionary - 13.5%
CBS Corp., Class B	90,025		$1,516,021
Lear Corp.*	34,725		3,047,813
Macy’s, Inc.	61,825		1,587,666
Newell Rubbermaid, Inc.	44,100		739,557
Phillips-Van Heusen Corp.	49,320		3,345,869
Signet Jewelers, Ltd.*	22,775		907,128
Viacom, Inc., Class B	56,000		2,118,480
Williams-Sonoma, Inc.	18,600		618,822
Wyndham Worldwide Corp.	71,800		2,064,250
Total Consumer Discretionary			15,945,606
Consumer Staples - 6.5%
Constellation Brands, Inc.*	125,400		2,584,494
Hain Celestial Group, Inc.*	45,450		1,204,879
Nu Skin Enterprises, Inc., Class A	44,550		1,408,226
Reynolds American, Inc.	38,500		1,191,190
United Natural Foods, Inc.*	34,375		1,287,000
Total Consumer Staples			7,675,789
Energy - 10.3%
Complete Production Services, Inc.*	42,000		1,194,900
Newfield Exploration Co.*	50,415		3,369,234
Oil States International, Inc.*	48,200		2,859,706
Superior Energy Services, Inc.*	56,400		1,883,196
Tesoro Corp.	95,450		1,557,744
Whiting Petroleum Corp.*	11,500		1,265,575
Total Energy			12,130,355
Financials - 26.2%
Ameriprise Financial, Inc.	30,000		1,555,200
BioMed Realty Trust, Inc.	105,675	[2]	1,863,050
CB Richard Ellis Group, Inc.*	60,000		1,151,400
Discover Financial Services	130,850		2,391,938
DuPont Fabros Technology, Inc.	73,750	[2]	1,666,012
Everest Re Group, Ltd.	21,200		1,769,988
Fifth Third Bancorp	198,000		2,366,100
First Niagara Financial Group, Inc.	278,475	[2]	3,448,913
Hartford Financial Services Group, Inc.	81,150		1,806,399
Home Properties of NY, Inc.	50,435		2,702,812
Invesco, Ltd.	114,425		2,487,600
KeyCorp	300,150		2,260,130
Lincoln National Corp.	39,150		934,902
Raymond James Financial, Inc.	20,635		591,812
Vornado Realty Trust	31,075		2,535,098
XL Group PLC	67,000		1,317,220
Total Financials			30,848,574

Systematic Mid Cap Value Fund

November 30, 2010

Schedule of Portfolio Investments (unaudited)—(Continued) Security Description	Shares		Value
Health Care - 5.5%
AmerisourceBergen Corp.	59,750		$1,843,287
Health Management Associates, Inc., Class A*	273,050		2,432,876
Health Net, Inc.*	81,575		2,202,525
Total Health Care			6,478,688
Industrials - 12.9%
AGCO Corp.*	20,525		926,498
Atlas Air Worldwide Holdings, Inc.*	38,200		2,084,192
Canadian Pacific Railway, Ltd.	33,125		2,119,669
Eaton Corp.	19,200		1,850,880
Hertz Global Holdings, Inc.*	190,400		2,334,304
McDermott International, Inc.*	42,500		779,025
Parker Hannifin Corp.	9,250		742,128
Pentair, Inc.	62,775		2,065,297
United Stationers, Inc.*	35,925	[2]	2,280,160
Total Industrials			15,182,153
Information Technology - 7.6%
Atmel Corp.*	225,000		2,337,750
Intuit, Inc.*	25,875		1,161,529
Motorola, Inc.*	221,500		1,696,690
Symantec Corp.*	70,000		1,176,000
Xerox Corp.	229,650		2,631,789
Total Information Technology			9,003,758
Materials - 6.5%
Agrium, Inc.	22,500		1,805,175
Alcoa, Inc.	110,450		1,449,104
Ball Corp.	23,825		1,569,591
Eastman Chemical Co.	9,000		700,290
Huntsman Corp.	138,725		2,146,076
Total Materials			7,670,236
Telecommunication Services - 1.6%
Qwest Communications International, Inc.	265,700		1,859,900
Utilities - 8.5%
American Water Works Co., Inc.	118,550		2,905,660
CMS Energy Corp.	118,000		2,120,460
NiSource, Inc.	116,350		1,946,536
Pepco Holdings, Inc.	92,000		1,688,200
Questar Corp.	78,600		1,305,546
Total Utilities			9,966,402
Total Common Stocks (cost $102,408,467)			116,761,461
Short-Term Investments - 2.1% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	11,479		9,140
BNY Mellon Overnight Government Fund, 0.18% [3]	2,151,000		2,151,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14%	324,903		324,903
Total Short-Term Investments (cost $2,487,382)			2,485,043
Total Investments - 101.2% (cost $104,895,849)			119,246,504
Other Assets, less Liabilities - (1.2)%			(1,437,538)
Net Assets - 100.0%			$117,808,966

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2010, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$106,887,387	$17,532,663	($2,866,289)	$14,666,374
Systematic Mid Cap Value Fund	$105,064,220	$15,827,348	($1,645,064)	$14,182,284

*	Non-income-producing security.

[1]

Yield shown for each short-term investment represents its November 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$1,892,976	1.59%
Systematic Mid Cap Value Fund	2,097,938	1.78%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks [1]	$118,282,401	—	—	$118,282,401
Short-Term Investments	3,115,905	$155,455	—	3,271,360

Total Investments in Securities	$121,398,306	$155,455	—	$121,553,761

	Level 1	Level 2	Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks [1]	$116,761,461	—	—	$116,761,461
Short-Term Investments	2,475,903	$9,140	—	2,485,043

Total Investments in Securities	$119,237,364	$9,140	—	$119,246,504

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date:	January 25, 2011

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date:	January 25, 2011